Subsequent Events	3 Months Ended
Apr. 30, 2013
Subsequent Events
Subsequent Events

(15) Subsequent Events

        We have evaluated subsequent events that occurred after January 31, 2013 through March 22, 2013, the date on which the consolidated financial statements were issued. As to the effects of the reverse stock split and the amended and restated certificate of incorporation described below, such evaluation was performed through April 1, 2013.

  (a) Reverse Stock Split

        On March 27, 2013, our Board of Directors approved a 1-for-2.5 reverse stock split of our common and redeemable convertible preferred stock. The reverse stock split became effective upon filing of our amended and restated certificate of incorporation on April 1, 2013. Upon the effectiveness of the reverse stock split, (i) every two and one-half shares of outstanding common stock and redeemable convertible preferred stock were decreased to one share of common stock and redeemable convertible preferred stock, respectively, (ii) the number of shares of common stock into which each outstanding option and warrant to purchase common stock is exercisable was proportionally decreased on a 1-for-2.5 basis and the exercise price of each outstanding option and warrant to purchase common stock was proportionately increased on a 1-for-2.5 basis and (iii) the number of shares of redeemable convertible preferred stock into which each outstanding warrant to purchase redeemable convertible preferred stock is exercisable was proportionally decreased on a 1-for-2.5 basis and the exercise price of each outstanding warrant to purchase redeemable convertible preferred stock was proportionately increased on a 1-for-2.5 basis. All of the share numbers, share prices, and exercise prices have been retroactively adjusted to reflect the reverse stock split in the accompanying consolidated financial statements.

  (b) Amended and Restated Certificate of Incorporation

        On April 1, 2013 we filed our amended and restated certificate of incorporation to amend the definition of a qualified public offering. A qualified public offering is now defined as occurring immediately upon the closing on or prior to June 30, 2013 of a firmly underwritten public offering with aggregate gross proceeds of at least $40.0 million or immediately upon the closing on or after July 1, 2013 of a firmly underwritten public offering in which the per share price is at least $16.48 per share (as adjusted for stock splits, dividends, recapitalizations and the like) and with aggregate gross proceeds of at least $40.0 million.

  (c) Net Exercise of Common Stock Warrant (unaudited)

        On May 23, 2013, we issued 28,436 shares of our common stock upon the net exercise of a common stock warrant to acquire 32,750 shares having an exercise price of $2.50 per share. We did not receive any cash proceeds in connection with this exercise.

  (d) Stock Option and Restricted Stock Unit Grants (unaudited)

        On June 10, 2013, we granted certain employees stock options to purchase 112,350 shares under the 2013 Plan. The stock options were issued at an exercise price of $24.01 per share. In addition, we also issued to an employee 5,000 RSUs under the 2013 Plan.

  (e) Operating Lease Commitment (unaudited)

        On June 10, 2013, we executed an amended and restated office lease which includes the construction of a new 89,000 square foot office building adjacent to our existing corporate headquarters in Boulder, Colorado. The rent commencement date is anticipated to be November 1, 2014; however, the rent commencement date as well as the termination date is subject to change based on the construction schedule. The lease term is 10 years from the rent commencement date. In addition, the lease for our current facility which was originally scheduled to terminate on March 31, 2022 has been extended such that the termination dates for both buildings is contemporaneous and ending on, absent construction delays, October 31, 2024. Within 30 days from June 10, 2013 we are required to deposit $4.2 million in cash in an escrow account which will represent the security deposit for both buildings. The cash security deposit will replace the current security deposit which is a $2.5 million letter of credit. Absent any defaults pursuant to the lease and assuming certain financial covenants are achieved we have the ability to reduce the cash security deposit by 50% after five years from the rent commencement date. The tenant finish allowance included in the amended and restated office lease is approximately $4.6 million. The additional future minimum lease payments for both the new building as well as the current building extension are approximately $27.6 million.

  (f) Net Exercise of Common Stock Warrants (unaudited)

        On June 11, 2013, we issued an aggregate of 10,814 shares of our common stock upon the net exercises of common stock warrants to acquire an aggregate of 13,013 shares having an exercise price of $3.78 per share. We did not receive any cash proceeds in connection with these exercises.

  (g) Stock Option and Restricted Stock Unit Grants (unaudited)

        On June 28, 2013, we granted certain employees and board members stock options to purchase 129,350 shares under the 2013 Plan. The stock options were issued at an exercise price of $24.82 per share. In addition, we also issued certain employees and board members 101,000 RSUs under the 2013 Plan.

  (h) Net Exercise of Common Stock Warrants (unaudited)

        On July 10, 2013, we issued an aggregate of 11,030 shares of our common stock upon the net exercises of common stock warrants to acquire an aggregate of 13,014 shares having an exercise price of $3.78 per share. We did not receive any cash proceeds in connection with these exercises.

  (i) Net Exercise of Common Stock Warrants (unaudited)

        On July 18, 2013, we issued an aggregate of 57,155 shares of our common stock upon the net exercises of common stock warrants to acquire an aggregate of 65,141 shares having a weighted average exercise price of $3.18 per share. We did not receive any cash proceeds in connection with these exercises.